UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2021

WESTERN ASSET

MUNICIPAL PARTNERS

FUND INC. (MNP)

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes*, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund invests substantially all of its assets in a diversified portfolio of tax-exempt securities that are rated investment grade at the time of purchase by at least one rating agency or, if unrated, determined to be of comparable credit quality by the subadviser, and that the subadviser believes do not involve undue risk to income or principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal Partners Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Partners Fund Inc. for the six-month reporting period ended May 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2021

Western Asset Municipal Partners Fund Inc.	III

Performance review

For the six months ended May 31, 2021, Western Asset Municipal Partners Fund Inc. returned 4.79% based on its net asset value (“NAV”)i and 8.80% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Indexii, returned 1.40% for the same period. The Lipper General & Insured Municipal Debt (Leveraged) Closed-End Funds Category Averageiii returned 4.98% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During this six-month period, the Fund made distributions to shareholders totaling $0.29 per share. As of May 31, 2021, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2021. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2021 (unaudited)
Price Per Share	6-Month Total Return**
$17.21 (NAV)	4.79%†
$15.70 (Market Price)	8.80%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “MNP” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMNPX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

IV	Western Asset Municipal Partners Fund Inc.

addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Partners Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2021

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate risk, credit risk, leveraging risk and management risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed income securities. The Fund may invest in lower-rated high yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may also invest in money market funds, including funds

Western Asset Municipal Partners Fund Inc.	V

Performance review (cont’d)

affiliated with the Fund’s manager and subadviser. The Fund may enter into tender option bond (“TOB”) transactions, which expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 59 funds in the Fund’s Lipper category.

VI	Western Asset Municipal Partners Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2021 and November 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	1

Schedule of investments (unaudited)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 150.6%
Alabama — 2.1%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$241,249	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	885,788
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,530,167
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	850,000	934,226	(b)(c)
Total Alabama				3,591,430
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	309,616
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	360,524	(a)
Total Alaska				670,140
Arizona — 2.9%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,868,759	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	311,910	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,659,164
Total Arizona				4,839,833
California — 19.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	593,250
Bay Area Toll Authority, CA, San Francisco Bay Area, Toll Bridge Revenue, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	2,500,000	2,542,768	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	608,604	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	500,000	606,778	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,056,686	(a)(d)
California State, GO:
Various Purpose	5.000%	4/1/43	3,000,000	3,250,967
Various Purpose, Refunding	5.000%	9/1/41	1,000,000	1,313,519	(e)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	642,506

See Notes to Financial Statements.

2	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	$1,000,000	$1,239,418
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	1,050,000	1,091,067
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,857,208	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,862,995	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/47	1,000,000	1,219,024
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,939,649
Series C	6.500%	11/1/39	2,000,000	3,297,278
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	551,669	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	848,292
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	527,825
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	108,872
Senior Lien, Series A	5.750%	6/1/48	200,000	217,737
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	942,827
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	369,451
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,188,296
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	374,792
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,356,346
Total California				32,607,824

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 4.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	$500,000	$521,438
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	791,648
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	682,493
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	230,027
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	5,463,808
Total Colorado				7,689,414
Connecticut — 1.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	616,454
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	592,139
Series E	5.000%	10/15/34	270,000	327,398
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	289,287	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,236,962
Total Connecticut				3,062,240
Delaware — 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	594,732
District of Columbia — 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	951,884
Florida — 6.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	424,120	(a)
Series A	5.000%	10/1/45	1,000,000	1,155,530	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	181,101	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	843,423

See Notes to Financial Statements.

4	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority
Subordinated, Series A	5.000%	10/1/42	$500,000	$606,615	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,609,630
Series A, Refunding	5.000%	10/1/49	500,000	616,126	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,418,758
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	272,585
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	500,000	522,932
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	250,000	312,576
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,209,672
Total Florida				11,173,068
Georgia — 0.8%
Georgia State Municipal Electric Authority Power Revenue, Project One, Series A	5.000%	1/1/50	250,000	314,651
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	784,330
Series C	4.000%	9/1/26	150,000	174,021	(b)(c)
Total Georgia				1,273,002
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	290,000	330,615	(e)
Illinois — 18.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	588,382
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	389,557
Series D	5.000%	12/1/46	2,000,000	2,403,582
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	67,467

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	1/1/28	$750,000	$918,319
Series A, Refunding	6.000%	1/1/38	500,000	608,641
Series C, Refunding	5.000%	1/1/25	1,000,000	1,142,551
Series D, Refunding	5.500%	1/1/34	950,000	1,072,175
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	295,383
Senior Lien, Series D	5.000%	1/1/47	500,000	607,286
Senior Lien, Series D	5.000%	1/1/52	500,000	605,509
Series C	5.000%	1/1/35	2,200,000	2,502,360	(a)
TrIPS Obligated Group	5.000%	7/1/48	200,000	237,942	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	297,445
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	682,738
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	901,984
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	905,329
Second Lien Project	5.000%	11/1/39	500,000	564,661
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	500,000	597,758
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	599,536
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	315,731
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,788,673
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	571,526
Series 2016	5.000%	11/1/33	650,000	759,536
Series 2016, Refunding	5.000%	2/1/29	440,000	524,934
Series A	5.000%	5/1/36	250,000	300,074
Series A	5.000%	3/1/37	750,000	953,636
Series A	5.000%	5/1/39	600,000	715,424
Series A	5.000%	3/1/46	500,000	621,707
Series A, Refunding	5.000%	10/1/29	1,300,000	1,609,625
Series D	5.000%	11/1/27	900,000	1,108,635

See Notes to Financial Statements.

6	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$1,000,000	$1,226,178
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,892,192
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,676,343
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,127,044
Total Illinois				31,179,863
Indiana — 2.0%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	300,000	346,572
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	1,049,868
Series K	5.000%	6/1/27	2,000,000	2,000,000
Total Indiana				3,396,440
Iowa — 0.4%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	130,000	132,630
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	250,000	290,187
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	291,406
Total Iowa				714,223
Kentucky — 1.0%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,733,050	(b)(c)
Louisiana — 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	595,502	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,467,736

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$350,000	$364,734	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	500,000	525,332	(b)(c)
Total Louisiana				3,953,304
Maryland — 0.3%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	579,939
Massachusetts — 3.5%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,408
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,263,251
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,031,790
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	225,227
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	303,262
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	400,000	458,723	(a)
Series A, Refunding	5.000%	7/1/36	500,000	629,844	(a)
Series E	5.000%	7/1/46	500,000	641,246	(a)
Total Massachusetts				5,909,751
Michigan — 2.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	337,263
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,539,624
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	181,516
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	125,000	132,779	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	276,963
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	380,000	400,146	(f)

See Notes to Financial Statements.

8	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	$370,000	$420,074
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	150,000	172,888
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	121,207
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	485,693	(a)
Total Michigan				4,068,153
Missouri — 0.3%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	167,851
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	396,166
Total Missouri				564,017
New Jersey — 17.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	270,151
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	516,536
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,120,714	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	526,052
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	2,500,000	2,542,097	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,119,074	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	205,385	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,540,280
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	121,060

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	$300,000	$358,729
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	4,000,000	4,934,516	(e)
Transportation Program, Series AA	5.000%	6/15/38	6,000,000	6,299,225
Transportation Program, Series AA	5.000%	6/15/40	2,405,000	3,041,732
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	249,951
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,333,961
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,750,000	2,275,875
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	243,705
Total New Jersey				29,699,043
New York — 19.7%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	962,372
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	595,391
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	150,000	173,121
Green Bonds, Series D-1	5.000%	11/15/43	250,000	313,219
Green Bonds, Series D-3	4.000%	11/15/49	250,000	286,598
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	330,723
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	575,394
Series A-2	5.000%	5/15/30	500,000	648,772	(b)(c)
Series B, Refunding	5.000%	11/15/37	250,000	298,248
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	76,191	7,619
New York City, NY, GO, Series F-1	4.000%	3/1/47	1,250,000	1,484,334
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	456,594
New York City, NY, TFA Future Tax Secured Revenue, Series C-1	4.000%	5/1/43	3,100,000	3,700,897
New York State Dormitory Authority Revenue, New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,320,063

See Notes to Financial Statements.

10	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	$850,000	$1,067,770
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	1,000,000	1,263,646
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	750,000	885,429
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,241,152
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	542,259	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,047,578
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,000,000	1,156,304
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	614,382	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	792,562	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	296,739	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	500,000	647,639
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,889,530	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	100,000	113,159	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	250,000	284,131	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/50	1,000,000	1,161,819	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	306,775
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	800,000	1,021,942
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	500,000	643,586
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	879,974

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	$1,500,000	$1,903,477
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	750,000	954,784
Total New York				32,867,982
North Carolina — 4.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	627,516
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	294,285
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,130,619
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	858,575
Total North Carolina				6,910,995
Ohio — 4.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	405,186
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,304,143
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue, Series 2013	5.000%	11/15/43	4,040,000	4,425,261	(f)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	497,626	(a)(b)(c)
Total Ohio				6,632,216
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	499	*(g)
Oregon — 1.4%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	741,140
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	706,601
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	301,832	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	505,441
Total Oregon				2,255,014

See Notes to Financial Statements.

12	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 8.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	$500,000	$593,172
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	3,630,000	3,718,212	(f)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	307,856
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	125,000	145,081	(f)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	625,000	703,769
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	268,268
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	369,065	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	1,000,000	1,277,193
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,297,333	(a)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	589,724
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	618,150
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	311,278
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	350,000	445,425
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	317,568
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,177,041

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$200,000	$244,092
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	608,131
Total Pennsylvania				13,991,358
Puerto Rico — 5.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,150,000	1,217,114
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	375,000	301,875	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	650,000	622,375	*(g)
Series A	5.050%	7/1/42	100,000	95,750	*(g)
Series XX	5.250%	7/1/40	1,075,000	1,032,000	*(g)
Series ZZ, Refunding	5.250%	7/1/18	300,000	283,875	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	251,659
CAB, Restructured, Series A-1	0.000%	7/1/46	310,000	100,927
CAB, Restructured, Series A-1	0.000%	7/1/51	3,000,000	709,450
Restructured, Series A-1	4.550%	7/1/40	70,000	78,659
Restructured, Series A-1	5.000%	7/1/58	1,900,000	2,167,530
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,786,339
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,179,891
Total Puerto Rico				9,827,444
South Carolina — 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	622,610	(a)
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	240,930
Tennessee — 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	424,420
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,699,734	(b)(c)
Total Tennessee				2,124,154

See Notes to Financial Statements.

14	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Texas — 7.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$250,000	$303,449
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	423,928
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	293,367
Senior Lien, Series E	4.000%	1/1/50	750,000	869,150
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	759,206	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,400,630
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,317,105
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,124,285	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	48,317	(a)
Series 2017	5.000%	11/1/36	40,000	48,319	(a)
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	939,747	(f)
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	293,631
Series B, Refunding	5.000%	1/1/40	600,000	642,870
Series B, Refunding	5.000%	1/1/45	600,000	683,370
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	194,588
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	523,537	(a)

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$150,000	$104,747	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	25,208	*(g)
Total Texas				12,995,454
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	235,531
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	405,000	405,893
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	201,569
Total U.S. Virgin Islands				842,993
Utah — 0.4%
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	300,000	343,731
Series 2021	4.000%	10/15/36	100,000	117,855
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	283,985
Total Utah				745,571
Virginia — 1.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	327,268
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	352,871	(a)
Series B, Refunding	5.000%	7/1/45	500,000	583,572	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	550,000	640,834
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	304,939
Total Virginia				2,209,484

See Notes to Financial Statements.

16	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Washington — 3.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	$250,000	$283,668	(a)
Series 2019	5.000%	4/1/44	500,000	611,301	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,529,133
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	359,834	(b)(c)
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	596,186
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	632,456
Total Washington				5,012,578
West Virginia — 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	514,279	(b)(c)
Wisconsin — 3.3%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	594,658
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,152,346	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	461,881	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	200,000	242,150
Total Wisconsin				5,451,035
Total Municipal Bonds (Cost — $227,957,630)				251,826,561
Municipal Bonds Deposited in Tender Option Bond Trust (i) — 1.7%
New York — 1.7%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $2,918,243)	4.000%	3/15/41	2,475,000	2,933,874
Total Investments before Short-Term Investments (Cost — $230,875,873)				254,760,435
Short-Term Investments — 1.8%
Municipal Bonds — 1.8%
Arizona — 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.020%	11/15/52	100,000	100,000	(j)(k)

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Security	Rate	Maturity Date	Face Amount	Value
Florida — 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.060%	5/1/24	$100,000	$100,000	(a)(j)(k)
New York — 1.5%
New York City, NY, GO, Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	600,000	600,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.020%	6/15/48	400,000	400,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.030%	2/1/44	1,500,000	1,500,000	(j)(k)
Total New York				2,500,000
Texas — 0.1%
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	0.020%	4/1/32	200,000	200,000	(a)(j)(k)
Total Municipal Bonds (Cost — $2,900,000)				2,900,000

			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $55,735)	0.010%		55,735	55,735	(l)
Total Short-Term Investments (Cost — $2,955,735)				2,955,735
Total Investments — 154.1% (Cost — $233,831,608)				257,716,170
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (11.0)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value — (39.7)%				(66,500,000)
TOB Floating Rate Notes — (1.1)%				(1,855,000)
Other Liabilities in Excess of Other Assets — (2.3)%				(3,747,974)
Total Net Assets Applicable to Common Shareholders — 100.0%				$167,263,196

See Notes to Financial Statements.

18	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Western Asset Municipal Partners Fund Inc.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of May 31, 2021.

(h)	The maturity principal is currently in default as of May 31, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2021, the total market value of investments in Affiliated Companies was $55,735 and the cost was $55,735 (Note 9).

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Municipal Partners Fund Inc.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

MWRA	— Massachusetts Water Resources Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PSF	— Permanent School Fund

RDA	— Redevelopment Agency

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

20	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $233,775,873)	$257,660,435
Investments in affiliated securities, at value (Cost — $55,735)	55,735
Interest receivable	3,068,515
Prepaid expenses	71,160
Total Assets	260,855,845

Liabilities:
Variable Rate Demand Preferred Stock ($50,000 liquidation value per share; 1,330 shares issued and outstanding) (net of deferred offering costs of $706,323) (Note 5)	65,793,677
Payable for securities purchased	6,495,913
TOB Floating Rate Notes (Note 1)	1,855,000
Distributions payable to Common Shareholders	461,655
Investment management fee payable	117,390
Directors’ fees payable	3,321
Interest expense payable	2,389
Distributions payable to Auction Rate Cumulative Preferred Stockholders	334
Accrued expenses	512,970
Total Liabilities	75,242,649
Auction Rate Cumulative Preferred Stock (367 shares authorized and issued at $50,000 per share) (Note 6)	18,350,000
Total Net Assets Applicable to Common Shareholders	$167,263,196

Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 9,719,063 shares issued and outstanding; 100,000,000 common shares authorized)	$9,719
Paid-in capital in excess of par value	142,069,598
Total distributable earnings (loss)	25,183,879
Total Net Assets Applicable to Common Shareholders	$167,263,196

Common Shares Outstanding	9,719,063

Net Asset Value Per Common Share	$17.21

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended May 31, 2021

Investment Income:
Interest	$4,244,097

Expenses:
Investment management fee (Note 2)	685,504
Liquidity fees (Note 5)	256,811
Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)	56,344
Rating agency fees	34,785
Directors’ fees	28,856
Audit and tax fees	26,783
Legal fees	23,655
Transfer agent fees	18,373
Remarketing fees (Note 5)	16,810
Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)	14,800
Fund accounting fees	12,076
Auction participation fees (Note 6)	11,619
Shareholder reports	6,652
Stock exchange listing fees	6,233
Auction agent fees	5,471
Interest expense	5,276
Insurance	1,477
Custody fees	941
Miscellaneous expenses	6,976
Total Expenses	1,219,442
Net Investment Income	3,024,655

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,446,990
Change in Net Unrealized Appreciation (Depreciation) From Investments	3,285,808
Net Gain on Investments	4,732,798
Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and 6)	(13,426)
Increase in Net Assets Applicable to Common Shareholders From Operations	$7,744,027

See Notes to Financial Statements.

22	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2021 (unaudited) and the Year Ended November 30, 2020	2021	2020

Operations:
Net investment income	$3,024,655	$5,805,853
Net realized gain (loss)	1,446,990	(542,691)
Change in net unrealized appreciation (depreciation)	3,285,808	1,774,483
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(13,426)	(219,676)
Increase in Net Assets Applicable to Common Shareholders From Operations	7,744,027	6,817,969

Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(2,769,933)	(5,539,866)
Decrease in Net Assets From Distributions to Common Shareholders	(2,769,933)	(5,539,866)
Increase in Net Assets Applicable to Common Shareholders	4,974,094	1,278,103

Net Assets Applicable to Common Shareholders:
Beginning of period	162,289,102	161,010,999
End of period	$167,263,196	$162,289,102

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended May 31, 2021

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations*	$7,757,453
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(24,793,333)
Sales of portfolio securities	18,496,059
Net purchases, sales and maturities of short-term investments	(2,385,293)
Net amortization of premium (accretion of discount)	845,082
Increase in interest receivable	(98,813)
Increase in prepaid expenses	(39,974)
Increase in payable for securities purchased	5,567,980
Amortization of preferred stock offering costs	14,800
Increase in investment management fee payable	7,086
Decrease in Directors’ fees payable	(2,428)
Increase in interest expense payable	2,389
Increase in accrued expenses	290,476
Net realized gain on investments	(1,446,990)
Change in net unrealized appreciation (depreciation) of investments	(3,285,808)
Net Cash Provided in Operating Activities**	928,686

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(2,769,933)
Distributions paid on Auction Rate Cumulative Preferred Stock (net of distributions payable)	(13,753)
Proceeds from TOB Floating Rate Notes	1,855,000
Net Cash Used by Financing Activities	(928,686)
Cash and restricted cash at beginning of period	—
Cash and restricted cash at end of period	—

*	Does not include distributions paid to Auction Rate Cumulative Preferred Stockholders.

**	Included in operating expenses is cash of $5,276 paid for interest on borrowings and $56,344 paid for distributions to Variable Rate Demand Preferred Stockholders.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

May 31, 2021
Cash	—
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	—

See Notes to Financial Statements.

24	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Financial highlights

For a common share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2021[1,2]		2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Net asset value, beginning of period	$16.70		$16.57	$15.63	$16.37	$15.90	$16.79

Income (loss) from operations:
Net investment income	0.31		0.60	0.62	0.67	0.70	0.76
Net realized and unrealized gain (loss)	0.49		0.12	1.05	(0.65)	0.60	(0.77)
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(0.00)	[3]	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)
Total income (loss) from operations	0.80		0.70	1.62	(0.02)	1.27	(0.02)

Less distributions to common shareholders from:
Net investment income	(0.29)	[4]	(0.56)	(0.68)	(0.72)	(0.80)	(0.87)
Net realized gains	—		(0.01)	—	—	—	—
Total distributions to common shareholders	(0.29)		(0.57)	(0.68)	(0.72)	(0.80)	(0.87)
Net increase from tender and repurchase of Auction Rate Cumulative Preferred Shares	—		—	—	0.00 [3]	—	—

Net asset value, end of period	$17.21		$16.70	$16.57	$15.63	$16.37	$15.90

Market price, end of period	$15.70		$14.70	$15.12	$13.60	$15.14	$14.80
Total return, based on NAV[5,6]	4.79%		4.41%	10.50%	(0.12)%[7]	8.09%	(0.36)%
Total return, based on Market Price[8]	8.80%		1.11%	16.36%	(5.50)%	7.70%	0.57%

Net assets applicable to common shareholders, end of period (millions)	$167		$162	$161	$152	$159	$155

Ratios to average net assets:[9]
Gross expenses	1.48%[10]		1.85%	2.11%	2.09%	1.87%	1.61%
Net expenses	1.48	[10]	1.85 [11]	2.11	2.09	1.87	1.61
Net investment income	3.67	[10]	3.67	3.81	4.21	4.31	4.45

Portfolio turnover rate	7%		31%	19%	14%	24%	12%

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	25

Financial highlights (cont’d)

For a common share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2021[1,2]	2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Supplemental data:
Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$18,350	$18,350	$18,350	$18,350	$18,500	$18,500
Variable Rate Demand Preferred Stock at Liquidation Value, End of Period (000s)	$66,500	$66,500	$66,500	$66,500	$66,500	$66,500
Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[12]	297%	291%	290%	279%	287%	282%
Asset Coverage, per $50,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[12]	$148,564	$145,633	$144,880	$139,534	$143,580	$140,909

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been the same.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[10]	Annualized.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Represents value of net assets plus the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

See Notes to Financial Statements.

26	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

28	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$251,826,561	—	$251,826,561
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,933,874	—	2,933,874
Total Long-Term Investments	—	254,760,435	—	254,760,435
Short-Term Investments†:
Municipal Bonds	—	2,900,000	—	2,900,000
Money Market Funds	$55,735	—	—	55,735
Total Short-Term Investments	55,735	2,900,000	—	2,955,735
Total Investments	$55,735	$257,660,435	—	$257,716,170

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Net asset value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities including the aggregate liquidation value (i.e., $50,000 per outstanding share) of the Variable Rate Demand Preferred Stock (“VRDPS”) net of the deferred offering costs, and (2) the aggregate liquidation value (i.e., $50,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock (“ARCPS”).

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

30	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distribution may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund. Distributions to common shareholders of net realized gains, if any, are taxable and are declared at least annually. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions to holders of ARCPS are accrued daily and paid on a weekly basis and are determined as described in Note 6. Distributions to holders of VRDPS are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average weekly net assets. For purposes of calculating this fee, the aggregate liquidation value of the preferred stock of the Fund is not deducted in determining the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the

32	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

current market price. For the six months ended May 31, 2021, such purchase and sale transactions (excluding accrued interest) were $6,300,000 and $12,780,000, respectively.

3. Investments

During the six months ended May 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$24,793,333
Sales	18,496,059

At May 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$231,976,608	$24,052,803	$(168,241)	$23,884,562

* Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended May 31, 2021, the Fund did not invest in derivative instruments.

5. Variable rate demand preferred stock

On March 11, 2015, the Fund completed a private offering of 1,330 shares of Series 1 Variable Rate Demand Preferred Stock (“VRDPS”). Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M Auction Rate Cumulative Preferred Stock (“ARCPS”) that had been accepted for payment pursuant to the tender offer (See Note 6). Offering costs incurred by the Fund in connection with the VRDPS issuance are being amortized to expense over the life of the VRDPS.

The table below summarizes the key terms of Series 1 of the VRDPS at May 31, 2021.

Series	Mandatory Redemption Date	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value
Series 1	3/11/2045	1,330	$50,000	$66,500,000

The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.

Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.05% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.

Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.

Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption date, March 11, 2045. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.

The Fund is a party to a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on June 24, 2022. The Fund has the right, which is exercisable 120 to 90 days prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.

The VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.

34	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of VRDPS or the holders of common stock. Pursuant to the 1940 Act, holders of the VRDPS have the right to elect two Directors of the Fund, voting separately as a class.

The annualized dividend rate for the VRDPS shares for the six months ended May 31, 2021 was 0.170%. VRDPS shares issued and outstanding remained constant during the six months ended May 31, 2021.

6. Auction rate cumulative preferred stock

On April 2, 1993, the Fund closed its public offering of 800 shares of $0.001 par value Auction Rate Cumulative Preferred Stock, Series M (“Preferred Stock”), at an offering price of $50,000 per share. On July 20, 2007, the Fund acquired the Preferred Stock of Western Asset Municipal Partners Fund II Inc. On October 1, 1993, Western Asset Municipal Partners Fund II Inc. closed its public offering of 900 shares of $0.001 par value Preferred Stock at an offering price of $50,000 per share.

On January 22, 2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $50,000 per share (or $45,000 per share), plus any unpaid dividends accrued through March 6, 2015, the expiration date of the tender offer.

The Fund’s tender offer was conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.

On March 11, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,330 Series M ARCPS, which represented 78.24% of the outstanding ARCPS. The ARCPS that were not tendered will remain outstanding. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

On April 25, 2018, the Fund repurchased 2 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $50,000 per share (or $42,500 per share), plus any unpaid dividends. On June 4, 2018, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $50,000 per share (or $42,500 per share), plus any unpaid dividends. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At May 31, 2021, the Fund had 367 shares of Preferred Stock outstanding with a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rate cannot exceed a certain maximum rate, including in the event of a failed auction. The maximum rate is calculated using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110% of the prevailing 30 day AA commercial paper rate. The Fund may pay higher maximum rates if the rating of the Fund’s Preferred Stock were to be lowered by the rating agencies. To the extent capital gains and other taxable income are allocated to holders of Preferred Shares for tax purposes, the Fund will likely have to pay higher dividends to holders of Preferred Shares to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s Preferred Stock starting on February 15, 2008, the Fund pays the applicable maximum rate. The dividend rates ranged from 0.077% to 0.173% during the six months ended May 31, 2021. At May 31, 2021, the dividend rate was 0.095%.

After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee. For the period of the report and for all previous periods since the ARCPS have been outstanding, the participation fee has been paid at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. However, on August 3, 2009 and December 28, 2009, Citigroup Global Markets Inc. (“CGM”) and Merrill Lynch, Pierce, Fenner & Smith Inc., respectively, reduced their participation fee to an annual rate of 0.05% of the purchase price of the ARCPS, in the case of a failed auction. Effective June 1, 2010, Wells Fargo Advisors, LLC reduced its participation fee to an annual rate of 0.10% of the purchase price of the ARCPS, in the case of a failed auction. For the six months ended May 31, 2021, the Fund paid $11,619 to participating broker/ dealers.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock Shareholders are entitled to one vote per share and generally vote with the common stock shareholders but vote separately as a class to elect two directors and on certain matters affecting the rights of the Fund’s Preferred Stock. The issuance of Preferred Stock poses certain risks to holders of common stock, including, among others, the

36	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

possibility of greater market price volatility, and in certain market conditions, the yield to holders of common stock may be adversely affected. The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. The Preferred Stock is otherwise not redeemable by holders of the shares. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

7. Distributions to common shareholders subsequent to May 31, 2021

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/21/2021	6/1/2021	$0.0475
6/23/2021	7/1/2021	$0.0475
7/23/2021	8/2/2021	$0.0475
8/24/2021	9/1/2021	$0.0475

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2021, the Fund did not repurchase any shares.

9. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended May 31, 2021. The following transactions were effected in such company for the six months ended May 31, 2021.

	Affiliate Value at November 30, 2020

		Purchased			Sold
		Cost	Shares		Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$55,735	55,735		—	—

	Realized Gain (Loss)		Interest Income		Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2021

(cont’d)
Western Asset Premier Institutional Government Reserves, Premium Shares	—		$0	*	—	$55,735

*	Amount represents less than $1.

10. Deferred capital losses

As of November 30, 2020, the Fund had deferred capital losses of $408,194, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

38	Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report

investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Municipal Partners Fund Inc. 2021 Semi-Annual Report	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal Partners Fund Inc. was held on April 9, 2021, for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

	Common Shares	Common	Common
	and Preferred	Shares	Shares
	Shares,	and Preferred	and Preferred
	voting	Shares,	Shares,	Preferred
	together,	voting	voting	Shares,	Preferred	Preferred
	Voted FOR	together,	together,	Voted FOR	Shares,	Shares,
Nominees	Election	WITHHELD	ABSTAIN	Election	WITHHELD	ABSTAIN
Carol L. Colman	7,299,489	1,390,559	144,837	—	—	—
Nisha Kumar	—	—	—	1,457	0	43

At May 31, 2021, in addition to Carol L. Colman and Nisha Kumar, the other Directors of the Fund were as follows:

Robert D. Agdern

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended November 30, 2021.

For	Against	Abstain
8,665,722	42,285	126,878

40	Western Asset Municipal Partners Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset Municipal Partners Fund Inc.	41

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

42	Western Asset Municipal Partners Fund Inc.

Western Asset

Municipal Partners Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Auction agent

Deutsche Bank

60 Wall Street

New York, NY 10005

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

MNP

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal Partners Fund Inc.

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Partners Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX010083 7/21 SR21-4187

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Partners Fund Inc.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 26, 2021

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 26, 2021